Not FDIC Insured May Lose Value No Bank Guarantee
ZTIF-Q1PH

Statements of Investments
(unaudited)
Foreign Smaller Companies Series 2
International Equirty Series 7
Notes to Financial Statements 10

Templeton Institutional Funds
Statement of Investments (unaudited), March 31, 2021
Foreign Smaller Companies Series
Quarterly Statement of Investments See Notes to Statements of Investments.

a a Industry Shares a Value
a
Common Stocks 95.0%
Bahamas 1.3%
a
OneSpaWorld Holdings Ltd. ........ Diversified Consumer Services 868,505 $ 9,249,578
a
Belgium 2.8%
Barco NV ...................... Electronic Equipment, Instruments &
Components 325,708 7,639,559
Fagron ........................ Health Care Providers & Services 310,171 6,882,047
a,b
Kinepolis Group NV .............. Entertainment 116,211 6,017,685
20,539,291
Brazil 1.6%
a
Camil Alimentos SA ............... Food Products 3,279,000 5,959,170
a
M Dias Branco SA ................ Food Products 1,038,600 5,664,420
11,623,590
Canada 4.0%
Canaccord Genuity Group, Inc. ...... Capital Markets 639,138 5,848,255
a
Canada Goose Holdings, Inc. ....... Textiles, Apparel & Luxury Goods 109,300 4,290,077
Canadian Western Bank ........... Banks 388,034 9,876,836
Computer Modelling Group Ltd. ...... Energy Equipment & Services 1,134,704 5,191,397
North West Co., Inc. (The) .......... Food & Staples Retailing 135,100 3,924,651
29,131,216
China 3.5%
Greatview Aseptic Packaging Co. Ltd. . Containers & Packaging 5,600,200 2,786,089
Hollysys Automation Technologies Ltd. Electronic Equipment, Instruments &
Components 133,771 1,674,813
c
JNBY Design Ltd., Reg S .......... Textiles, Apparel & Luxury Goods 1,288,800 2,304,374
b,c
Shanghai Haohai Biological Technology
Co. Ltd., H, 144A, Reg S ......... Biotechnology 564,000 4,307,306
a,b,c
Xiabuxiabu Catering Management China
Holdings Co. Ltd., 144A, Reg S .... Hotels, Restaurants & Leisure 2,943,500 5,980,498
Xtep International Holdings Ltd. ...... Textiles, Apparel & Luxury Goods 14,480,688 8,506,586
25,559,666
Denmark 0.5%
a
Matas A/S ...................... Specialty Retail 303,669 3,976,869
a
Finland 2.2%
Fiskars OYJ Abp ................. Household Durables 116,210 2,162,861
Huhtamaki OYJ .................. Containers & Packaging 236,400 10,696,302
a
Metso Outotec OYJ ............... Machinery 275,700 3,073,690
15,932,853
France 2.7%
a
Beneteau SA .................... Leisure Products 341,444 4,784,668
a
Nexans SA ..................... Electrical Equipment 99,492 8,802,632
a,b
Solutions 30 SE ................. IT Services 470,874 5,981,653
19,568,953
Germany 5.1%
Gerresheimer AG ................ Life Sciences Tools & Services 43,574 4,327,287
Grand City Properties SA .......... Real Estate Management & Development 225,400 5,645,281
Jenoptik AG .................... Electronic Equipment, Instruments &
Components 224,637 6,750,910
b
Rational AG .................... Machinery 10,748 8,348,361
Stabilus SA ..................... Machinery 135,810 9,573,231

Templeton Institutional Funds
Statement of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Germany (continued)
a,b
VIA Optronics AG, ADR ............ Electronic Equipment, Instruments &
Components 188,100 $ 2,430,252
37,075,322
Greece 0.8%
JUMBO SA ..................... Specialty Retail 334,142 6,130,436
Hong Kong 3.3%
Johnson Electric Holdings Ltd. ...... Auto Components 1,242,847 3,352,081
Techtronic Industries Co. Ltd. ....... Machinery 435,000 7,457,604
b
Value Partners Group Ltd. .......... Capital Markets 8,132,000 5,554,907
VTech Holdings Ltd. .............. Communications Equipment 907,700 8,177,238
24,541,830
Indonesia 0.5%
XL Axiata Tbk . PT ................ Wireless Telecommunication Services 27,382,900 3,950,641
Israel 0.8%
a
Max Stock Ltd. .................. Multiline Retail 1,455,961 5,867,917
a
Italy 6.4%
a
Brunello Cucinelli SpA ............. Textiles, Apparel & Luxury Goods 82,941 3,566,714
Interpump Group SpA ............. Machinery 274,027 13,809,667
a
MARR SpA ..................... Food & Staples Retailing 317,345 6,818,591
a
Sanlorenzo SpA ................. Leisure Products 393,004 9,965,361
a,c
Technogym SpA , 144A, Reg S ...... Leisure Products 1,076,215 12,496,446
46,656,779
Japan 19.5%
Anicom Holdings, Inc. ............. Insurance 770,900 7,025,463
Asics Corp. ..................... Textiles, Apparel & Luxury Goods 555,000 8,875,140
Bunka Shutter Co. Ltd. ............ Building Products 381,300 3,634,913
Dowa Holdings Co. Ltd. ............ Metals & Mining 88,000 3,671,815
en -japan, Inc. ................... Professional Services 138,500 4,295,542
Fuji Oil Holdings, Inc. ............. Food Products 386,700 10,304,940
Hosokawa Micron Corp. ........... Machinery 79,900 4,852,751
Idec Corp. ...................... Electrical Equipment 251,700 4,049,140
IDOM, Inc. ..................... Specialty Retail 870,000 5,690,053
Meitec Corp. .................... Professional Services 202,300 11,190,441
Morinaga & Co. Ltd. .............. Food Products 82,800 2,962,718
Morita Holdings Corp. ............. Machinery 222,800 3,596,099
Nichiha Corp. ................... Building Products 325,000 9,475,856
Nihon Parkerizing Co. Ltd. .......... Chemicals 333,700 3,610,402
Nissei ASB Machine Co. Ltd. ........ Machinery 140,600 6,690,980
Qol Holdings Co. Ltd. ............. Food & Staples Retailing 559,200 7,879,001
Seria Co. Ltd. ................... Multiline Retail 113,700 3,976,210
Shima Seiki Manufacturing Ltd. ...... Machinery 335,000 7,779,280
Square Enix Holdings Co. Ltd. ....... Entertainment 81,800 4,549,637
TechnoPro Holdings, Inc. .......... Professional Services 117,600 9,840,156
Topcon Corp. ................... Electronic Equipment, Instruments &
Components 242,900 2,955,144
Tsumura & Co. .................. Pharmaceuticals 373,100 13,357,367
Zojirushi Corp. .................. Household Durables 166,200 2,909,406
143,172,454
Netherlands 4.5%
Aalberts NV .................... Machinery 74,904 3,787,841
a
Accell Group NV ................. Leisure Products 79,005 3,642,797
a
Arcadis NV ..................... Construction & Engineering 155,636 6,335,668

Templeton Institutional Funds
Statement of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
Netherlands (continued)
c
Flow Traders, 144A, Reg S ......... Capital Markets 252,236 $ 10,547,227
a,c
Intertrust NV, 144A, Reg S ......... Professional Services 519,829 8,604,654
32,918,187
Norway 1.1%
c
Sbanken ASA, 144A, Reg S ........ Banks 443,454 4,273,363
TGS NOPEC Geophysical Co. ASA ... Energy Equipment & Services 232,795 3,699,916
7,973,279
South Korea 1.7%
BNK Financial Group, Inc. .......... Banks 768,498 4,629,435
DGB Financial Group, Inc. .......... Banks 1,031,194 7,720,438
12,349,873
Spain 0.8%
Construcciones y Auxiliar de
Ferrocarriles SA ................ Machinery 123,712 5,669,006
Sweden 5.1%
Cloetta AB, B ................... Food Products 1,024,180 2,997,701
a,c
Dometic Group AB, 144A .......... Auto Components 841,690 12,233,500
a
Granges AB .................... Metals & Mining 771,918 10,036,362
a,c
Thule Group AB, 144A, Reg S ....... Leisure Products 277,064 12,044,052
37,311,615
Switzerland 6.2%
Bucher Industries AG ............. Machinery 28,346 14,445,753
a
Landis+Gyr Group AG ............. Electronic Equipment, Instruments &
Components 96,860 6,516,920
b
Logitech International SA .......... Technology Hardware, Storage & Peripherals 74,900 7,827,050
a
Siegfried Holding AG .............. Life Sciences Tools & Services 15,346 12,646,511
a
Zur Rose Group AG .............. Food & Staples Retailing 11,309 4,261,617
45,697,851
Taiwan 10.3%
Chicony Electronics Co. Ltd. ........ Technology Hardware, Storage & Peripherals 3,064,037 10,965,698
Giant Manufacturing Co. Ltd. ........ Leisure Products 915,482 11,095,074
Johnson Health Tech Co. Ltd. ....... Leisure Products 1,620,000 4,917,981
King Yuan Electronics Co. Ltd. ...... Semiconductors & Semiconductor Equipment 6,812,000 9,917,629
Merida Industry Co. Ltd. ........... Leisure Products 1,090,000 13,408,425
Nan Pao Resins Chemical Co. Ltd. ... Chemicals 755,000 4,252,284
Nien Made Enterprise Co. Ltd. ...... Household Durables 524,000 7,346,134
Primax Electronics Ltd. ............ Technology Hardware, Storage & Peripherals 2,615,000 5,877,360
Tripod Technology Corp. ........... Electronic Equipment, Instruments &
Components 1,582,000 7,847,023
75,627,608
Thailand 1.3%
Hana Microelectronics PCL ......... Electronic Equipment, Instruments &
Components 5,586,700 9,920,100
United Kingdom 7.7%
a
Coats Group plc ................. Textiles, Apparel & Luxury Goods 3,220,163 2,525,844
a
Greggs plc ..................... Hotels, Restaurants & Leisure 231,851 7,175,426
a,c
Ibstock plc, 144A, Reg S ........... Construction Materials 1,207,898 3,665,346
Man Group plc .................. Capital Markets 4,689,886 10,405,903
Oxford Instruments plc ............ Electronic Equipment, Instruments &
Components 219,453 5,759,610

Templeton Institutional Funds
Statement of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 14 .
a a Industry Shares a Value
a
Common Stocks
(continued)
United Kingdom (continued)
a
Pagegroup plc .................. Professional Services 896,216 $ 5,813,191
Rathbone Brothers plc ............ Capital Markets 234,081 5,678,049
Stock Spirits Group plc ............ Beverages 2,095,503 8,087,636
a,c
Watches of Switzerland Group plc, 144A Specialty Retail 805,816 7,333,670
56,444,675
United States 1.3%
Axis Capital Holdings Ltd. .......... Insurance 72,130 3,575,484
a
IMAX Corp. ..................... Entertainment 285,900 5,746,590
9,322,074
Total Common Stocks (Cost $458,324,806) .....................................
696,211,663
Preferred Stocks 0.4%
Brazil 0.4%
a
Alpargatas SA ................... Textiles, Apparel & Luxury Goods 401,700 2,628,998
a
Total Preferred Stocks (Cost $1,027,850) .......................................
2,628,998
Warrants
a a a a a
Warrants 0.1%
Bahamas 0.1%
a
OneSpaWorld Holdings Ltd. , 3/19/24 .. Diversified Consumer Services 262,784 977,556
Total Warrants (Cost $221,371) ................................................
977,556
Total Long Term Investments (Cost $459,574,027) ...............................
699,818,217
Short Term Investments 3.0%
a a
Industry Shares a Value
a a a a a a
Investments from Cash Collateral Received for Loaned
Securities 3.0%
Money Market Funds 3.0%
d,e
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 22,110,581 22,110,581
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$22,110,581) ................................................................
22,110,581
a a a a a
Total Short Term Investments (Cost $22,110,581 ) ................................
22,110,581
a a a
a
Total Investments (Cost $481,684,608) 98.5% ...................................
$721,928,798
Other Assets, less Liabilities 1.5% .............................................
10,781,892
Net Assets 100.0% ...........................................................
$732,710,690
a a a
a
Non-income producing.
b
A portion or all of the security is on loan at March 31, 2021.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the aggregate value of these securities was $83,790,436, representing 11.4% of net assets.

Templeton Institutional Funds
Statement of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

d
See Note 6 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Templeton Institutional Funds
Statement of Investments (unaudited), March 31, 2021
International Equity Series
See Notes to Statements of Investments. Quarterly Statement of Investments

a a Industry Shares a Value
a
Common Stocks 90.7%
Belgium 1.3%
Anheuser-Busch InBev SA/NV ...... Beverages 95,275 $ 5,988,747
Brazil 3.1%
Wheaton Precious Metals Corp. ..... Metals & Mining 174,181 6,652,361
Yara International ASA ............ Chemicals 144,038 7,503,023
14,155,384
Canada 1.9%
Barrick Gold Corp. ............... Metals & Mining 256,300 5,074,740
Restaurant Brands International, Inc. .. Hotels, Restaurants & Leisure 57,900 3,765,251
8,839,991
China 3.5%
a
Alibaba Group Holding Ltd. ......... Internet & Direct Marketing Retail 281,700 8,003,888
Yum China Holdings, Inc., (USD Traded) Hotels, Restaurants & Leisure 21,300 1,261,173
Yum China Holdings, Inc., (HKD Traded) Hotels, Restaurants & Leisure 112,150 6,589,873
15,854,934
France 7.3%
Danone SA ..................... Food Products 52,551 3,596,708
a
Eiffage SA ...................... Construction & Engineering 60,229 6,021,702
Sanofi ......................... Pharmaceuticals 58,486 5,782,845
TOTAL SE ..................... Oil, Gas & Consumable Fuels 175,432 8,177,902
Veolia Environnement SA .......... Multi-Utilities 367,138 9,417,960
32,997,117
Germany 14.2%
a
adidas AG ...................... Textiles, Apparel & Luxury Goods 18,717 5,846,522
Continental AG .................. Auto Components 26,167 3,463,549
b
Covestro AG, 144A, Reg S ......... Chemicals 79,094 5,321,055
Deutsche Telekom AG ............. Diversified Telecommunication Services 833,879 16,804,094
E.ON SE ....................... Multi-Utilities 1,090,124 12,703,193
Fresenius Medical Care AG & Co. KGaA Health Care Providers & Services 112,975 8,321,199
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 86,679 3,687,669
a,b
Just Eat Takeaway.com NV, 144A, Reg
S ........................... Internet & Direct Marketing Retail 61,363 5,645,887
Siemens AG .................... Industrial Conglomerates 14,745 2,422,568
64,215,736
Hong Kong 2.5%
AIA Group Ltd. .................. Insurance 924,200 11,309,296
Ireland 1.9%
CRH plc ....................... Construction Materials 180,887 8,464,199
Japan 25.8%
Hitachi Ltd. ..................... Electronic Equipment, Instruments &
Components 263,200 11,930,430
Honda Motor Co. Ltd. ............. Automobiles 297,400 8,965,281
Isuzu Motors Ltd. ................ Automobiles 802,100 8,614,401
Kirin Holdings Co. Ltd. ............ Beverages 101,100 1,939,921
Komatsu Ltd. ................... Machinery 362,300 11,227,427
Kyocera Corp. ................... Electronic Equipment, Instruments &
Components 155,300 9,881,731
Matsumotokiyoshi Holdings Co. Ltd. .. Food & Staples Retailing 26,900 1,200,035
Mitsubishi Electric Corp. ........... Electrical Equipment 569,300 8,700,641
Mitsui Fudosan Co. Ltd. ........... Real Estate Management & Development 116,090 2,646,328
Sony Group Corp. ................ Household Durables 112,400 11,895,683
Sumitomo Metal Mining Co. Ltd. ..... Metals & Mining 172,700 7,483,999

Templeton Institutional Funds
Statement of Investments (unaudited)
International Equity Series
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
Japan (continued)
Sumitomo Mitsui Financial Group, Inc. . Banks 333,900 $ 12,102,974
Suntory Beverage & Food Ltd. ...... Beverages 77,679 2,896,703
Taisei Corp. .................... Construction & Engineering 239,500 9,240,225
Takeda Pharmaceutical Co. Ltd. ..... Pharmaceuticals 216,828 7,903,851
116,629,630
Luxembourg 1.1%
ArcelorMittal SA ................. Metals & Mining 175,095 5,039,055
Netherlands 1.1%
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 25,096 5,052,829
Norway 1.2%
Equinor ASA .................... Oil, Gas & Consumable Fuels 267,480 5,220,745
South Korea 5.0%
KB Financial Group, Inc. ........... Banks 84,943 4,201,204
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 209,142 15,182,955
Shinhan Financial Group Co. Ltd. .... Banks 94,218 3,140,061
22,524,220
Spain 1.4%
Red Electrica Corp. SA ............ Electric Utilities 347,968 6,171,705
Switzerland 2.4%
Adecco Group AG ................ Professional Services 62,113 4,190,083
Roche Holding AG ............... Pharmaceuticals 21,128 6,845,001
11,035,084
Taiwan 3.2%
Catcher Technology Co. Ltd. ........ Technology Hardware, Storage & Peripherals 495,000 3,687,948
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 522,492 11,031,493
14,719,441
United Kingdom 13.8%
BAE Systems plc ................ Aerospace & Defense 1,515,233 10,550,661
BP plc ......................... Oil, Gas & Consumable Fuels 2,497,623 10,143,764
a
Burberry Group plc ............... Textiles, Apparel & Luxury Goods 206,311 5,396,280
CK Hutchison Holdings Ltd. ......... Industrial Conglomerates 777,794 6,214,079
a
Compass Group plc .............. Hotels, Restaurants & Leisure 247,320 4,996,074
a
DS Smith plc .................... Containers & Packaging 1,194,414 6,710,778
a
Informa plc ..................... Media 334,286 2,580,704
a
International Consolidated Airlines
Group SA ..................... Airlines 2,349,511 6,422,416
Standard Chartered plc ............ Banks 889,074 6,120,872
a
WH Smith plc ................... Specialty Retail 134,022 3,320,071
62,455,699
Total Common Stocks (Cost $303,809,131) .....................................
410,673,812

Templeton Institutional Funds
Statement of Investments (unaudited)
International Equity Series
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 14 .
At March 31, 2021, the Fund had the following futures contracts outstanding. See Note 3.
a a Industry Shares a Value
a a a a a a
Escrows and Litigation Trusts 0.0%
a,c
Hemisphere Properties India Ltd.,
Escrow Account ................ 2,094,964 $ —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $303,809,131) ...............................
410,673,812
Short Term Investments 0.3%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 0.3%
United States 0.3%
d,e
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 1,221,723 1,221,723
Total Money Market Funds (Cost $1,221,723) ...................................
1,221,723
a a a a a
Total Short Term Investments (Cost $1,221,723 ) .................................
1,221,723
a a a
a
Total Investments (Cost $305,030,854) 91.0% ...................................
$411,895,535
Other Assets, less Liabilities 9.0% .............................................
40,730,046
Net Assets 100.0% ...........................................................
$452,625,581
a a a
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the aggregate value of these securities was $10,966,942, representing 2.4% of net assets.
c
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
d
See Note 6 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Long 290 $ 31,784,000 6/18/21 $ (212,300)
Total Futures Contracts ...................................................................... $(212,300)
*
As of period end.

Templeton Institutional Funds
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
1. Organization
Templeton Institutional Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'

Templeton Institutional Funds
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At March 31, 2021, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy referred to as “market level fair value”. See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Derivative Financial Instruments
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
Certain or all Funds entered into exchange traded futures contracts primarily to manage exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date.
Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.
4. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European
Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
5. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
2. Financial Instrument Valuation
(continued)

Templeton Institutional Funds
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
6. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended March 31, 2021, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Foreign Smaller Companies Series
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $31,885,434 $17,283,693 $(27,058,546) $ — $ — $22,110,581 22,110,581 $210
Total Affiliated Securities .... $31,885,434 $17,283,693 $(27,058,546) $— $— $22,110,581 $210
International Equity Series
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $5,645,058 $37,000,842 $(41,424,177) $— $— $1,221,723 1,221,723 $26
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $5,609,390 $210,951 $(5,820,341) — — $—
a
— $—
Total Affiliated Securities .... $11,254,448 $37,211,793 $(47,244,518) $— $— $1,221,723 $26
a
As of March 31, 2021, no longer held by the fund.

Templeton Institutional Funds
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
7. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2021, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Foreign Smaller Companies Series
Assets:
Investments in Securities:
Common Stocks :
Bahamas ............................ $ 9,249,578 $ — $ — $ 9,249,578
Belgium ............................. — 20,539,291 — 20,539,291
Brazil ............................... 11,623,590 — — 11,623,590
Canada ............................. 29,131,216 — — 29,131,216
China ............................... 3,979,187 21,580,479 — 25,559,666
Denmark ............................ — 3,976,869 — 3,976,869
Finland .............................. — 15,932,853 — 15,932,853
France .............................. — 19,568,953 — 19,568,953
Germany ............................ 2,430,252 34,645,070 — 37,075,322
Greece .............................. — 6,130,436 — 6,130,436
Hong Kong ........................... — 24,541,830 — 24,541,830
Indonesia ............................ — 3,950,641 — 3,950,641
Israel ............................... — 5,867,917 — 5,867,917
Italy ................................ — 46,656,779 — 46,656,779
Japan ............................... — 143,172,454 — 143,172,454
Netherlands .......................... 10,547,227 22,370,960 — 32,918,187
Norway .............................. — 7,973,279 — 7,973,279
South Korea .......................... — 12,349,873 — 12,349,873
Spain ............................... — 5,669,006 — 5,669,006
Sweden ............................. — 37,311,615 — 37,311,615
Switzerland ........................... 7,827,050 37,870,801 — 45,697,851
Taiwan .............................. — 75,627,608 — 75,627,608
Thailand ............................. — 9,920,100 — 9,920,100
United Kingdom ....................... 8,087,636 48,357,039 — 56,444,675
United States ......................... 9,322,074 — — 9,322,074
Preferred Stocks ........................ 2,628,998 — — 2,628,998
Warrants .............................. 977,556 — — 977,556
Short Term Investments ................... 22,110,581 — — 22,110,581
Total Investments in Securities ........... $117,914,945 $604,013,853
a
$— $721,928,798
International Equity Series
Assets:
Investments in Securities:
Common Stocks :
Belgium ............................. — 5,988,747 — 5,988,747
Brazil ............................... 6,652,361 7,503,023 — 14,155,384

Templeton Institutional Funds
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
8. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
International Equity Series (continued)
Assets:
Investments in Securities:
Common Stocks:
Canada ............................. $ 8,839,991 $ — $ — $ 8,839,991
China ............................... 1,261,173 14,593,761 — 15,854,934
France .............................. — 32,997,117 — 32,997,117
Germany ............................ — 64,215,736 — 64,215,736
Hong Kong ........................... — 11,309,296 — 11,309,296
Ireland .............................. — 8,464,199 — 8,464,199
Japan ............................... — 116,629,630 — 116,629,630
Luxembourg .......................... — 5,039,055 — 5,039,055
Netherlands .......................... 5,052,829 — — 5,052,829
Norway .............................. — 5,220,745 — 5,220,745
South Korea .......................... — 22,524,220 — 22,524,220
Spain ............................... — 6,171,705 — 6,171,705
Switzerland ........................... — 11,035,084 — 11,035,084
Taiwan .............................. — 14,719,441 — 14,719,441
United Kingdom ....................... — 62,455,699 — 62,455,699
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 1,221,723 — — 1,221,723
Total Investments in Securities ........... $23,028,077 $388,867,458
c
$— $411,895,535
Liabilities:
Other Financial Instruments:
Futures contracts ........................ 212,300 — — 212,300
a
Includes foreign securities valued at $604,013,853, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes securities determined to have no value at March 31, 2021.
c
Includes foreign securities valued at $388,867,458, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
7. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.